INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective income tax [abstract]
Statutory income tax recovery (expense)	$ 14	$ 53	$ (34)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	(5)	34	(52)
Differences between statutory rate and future tax rate and tax rate changes	(147)	(7)	1
Subsidiaries’ income taxed at different rates	129	68	38
Other	(5)	(1)	4
Total income tax recovery (expense)	$ (14)	$ 147	$ (43)
Effective income tax rate	(26.90%)	76.60%	35.00%